Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 1,140,901	¥ 1,321,241	¥ 1,185,961
Restricted Cash	113,872	83,876	88,242
Cash, Cash Equivalents and Restricted Cash	¥ 1,254,773	¥ 1,405,117	¥ 1,274,203	¥ 1,133,212